Subordinated Debt (Parenthetical) (Detail)	Sep. 30, 2016	Dec. 31, 2015	May 28, 2015
Subordinated Debt Due May 2025
Debt and Financial Instruments [Line Items]
Debt instrument, coupon percentage	6.50%	6.50%	6.50%